Loss Per Common Share (Details) - USD ($)	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income (loss) - basic and diluted	$ (1,774,000)				$ 2,902,000			$ 2,514,000	$ 8,477,000	$ 11,671,000	$ 7,159,000
Landcadia Holdings II, Inc
Numerator:
Net income (loss) - basic and diluted	(240,403)	$ 60,131	$ 750,351	$ 497,086	1,181,113	$ 842,508	$ (20,974)	570,078	2,002,647	2,499,733	$ 0	$ 0
Less: Income attributable to common stock subject to possible redemption	(78,007)				(1,237,769)			(1,215,403)	(2,139,843)	(2,677,465)
Net loss available to common shares	$ (318,410)				$ (56,656)			$ (645,325)	$ (137,196)	$ (177,732)
Denominator:
Weighted average number of shares - basic	9,392,586				9,341,939			9,371,540	7,589,177	8,032,273	3,317,875	3,317,875
Warrants	0				0			0	0
Weighted average number of shares - diluted	9,392,586				9,341,939			9,371,540	7,589,177	8,032,273	3,317,875	3,317,875
Basic and diluted loss available to common shares	$ (0.03)				$ (0.01)	$ (0.01)		$ (0.07)	$ (0.02)	$ (0.02)	$ 0	$ 0